Segment information and revenue analysis (Details ) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Total revenues	$ 3,443,594	$ 20,000
Continuing Operations [Member]
Total revenues	3,443,594	20,000
Business Integration Services [Member] | Continuing Operations [Member]
Total revenues		20,000
Digital Advertising And Marketing Campaign Services [Member] | Continuing Operations [Member]
Total revenues	$ 3,443,594